Consolidated Statements Of Comprehensive Income (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation	$ 802,725	$ 1,538,802	$ 4,519,671
Net unrealized loss on available-for-sale securities, Net tax effects	5,728	(5,728)
Reclassification adjustment of available-for-sale securities, Net tax effects
General and Administrative Expense [Member]
Share-based compensation	765,937	1,326,174	4,152,437
Research and Development Expense [Member]
Share-based compensation	12,017	99,239	151,255
Selling and Marketing Expense [Member]
Share-based compensation	$ 24,771	$ 113,389	$ 215,979